Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of December 2016

Collection Period Start	1-Dec-16	Distribution Date	17-Jan-17
Collection Period End	31-Dec-16	30/360 Days	30
Beg. of Interest Period	15-Dec-16	Actual/360 Days	33
End of Interest Period	17-Jan-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	396,576,324.22	343,753,585.07	0.3052175
Total Securities		1,126,257,618.08	396,576,324.22	343,753,585.07	0.3052175
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	87,318,706.14	34,495,966.99	0.1165404
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	52,822,739.15	81,497.46	178.4551998	0.2753293
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,822,739.15	220,226.21

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,431,870.94
Monthly Interest				1,831,935.61
Total Monthly Payments				7,263,806.55

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				322,001.51
Aggregate Sales Proceeds Advance				25,999,733.07
Total Advances				26,321,734.58

Vehicle Disposition Proceeds:
Reallocation Payments				36,533,497.70
Repurchase Payments				2,087,905.86
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,898,339.32
Excess Wear and Tear and Excess Mileage				383,295.62
Remaining Payoffs				0.00
Net Insurance Proceeds				341,682.28
Residual Value Surplus				412,901.00
Total Collections				82,243,162.91

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,692,635.70			1,583
Involuntary Repossession	145,994.00			14
Voluntary Repossession	64,215.00			6
Full Termination	13,630,653.00			1,076
Bankruptcty	-			-
Insurance Payoff		338,720.23		19
Customer Payoff			261,822.33	16
Grounding Dealer Payoff			5,271,854.90	313
Dealer Purchase			1,588,706.63	84
Total	36,533,497.70	338,720.23	7,122,383.86	3,111

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of December 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	22,417	454,994,113.54	7.00000%	396,576,324.22
Total Depreciation Received		(6,485,656.30)		(5,228,182.10)
Principal Amount of Gross Losses	(42)	(750,637.02)		(672,635.48)
Repurchase / Reallocation	(148)	(2,310,682.42)		(2,087,905.86)
Early Terminations	(1,332)	(25,631,319.55)		(22,471,078.01)
Scheduled Terminations	(1,475)	(25,060,204.54)		(22,362,937.70)
Pool Balance - End of Period	19,420	394,755,613.71		343,753,585.07

Remaining Pool Balance
Lease Payment				47,170,554.45
Residual Value				296,583,030.62
Total				343,753,585.07

III. DISTRIBUTIONS

Total Collections					82,243,162.91
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					82,243,162.91

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					342,646.54
3. Reimbursement of Sales Proceeds Advance					26,937,323.27
4. Servicing Fee:
Servicing Fee Due					330,480.27
Servicing Fee Paid					330,480.27
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					27,610,450.08

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					81,497.46

Class A-3 Notes Monthly Interest Paid					81,497.46
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of December 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	220,226.21
Total Note and Certificate Monthly Interest Paid	220,226.21
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	54,412,486.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,822,739.15

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	52,822,739.15
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,589,747.47

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of December 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			1,589,747.47
Gross Reserve Account Balance			18,483,611.74
Remaining Available Collections Released to Seller			1,589,747.47
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.72
Monthly Prepayment Speed			93%
Lifetime Prepayment Speed			82%

		$	units
Recoveries of Defaulted and Casualty Receivables		601,233.44
Securitization Value of Defaulted Receivables and Casualty Receivables		672,635.48	42
Aggregate Defaulted and Casualty Gain (Loss)		(71,402.04)
Pool Balance at Beginning of Collection Period		396,576,324.22
Net Loss Ratio
Current Collection Period		-0.0180%
Preceding Collection Period		0.0050%
Second Preceding Collection Period		-0.0151%
Third Preceding Collection Period		0.0725%

Cumulative Net Losses for all Periods		0.3917%	4,411,682.36

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.01%	4,003,085.30	225
61-90 Days Delinquent	0.28%	1,100,453.38	63
91-120+ Days Delinquent	0.08%	328,484.22	17
More than 120 Days	0.05%	211,473.88	10
Total Delinquent Receivables:	1.42%	5,643,496.78	315

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.41%	0.40%
Preceding Collection Period		0.33%	0.33%
Second Preceding Collection Period		0.31%	0.30%
Third Preceding Collection Period		0.27%	0.26%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		36,323,288.70	2,659
Securitization Value		41,122,291.93	2,659
Aggregate Residual Gain (Loss)		(4,799,003.23)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		255,856,560.59	17,851
Cumulative Securitization Value		284,874,778.83	17,851
Cumulative Residual Gain (Loss)		(29,018,218.24)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			43,794,241.27
Reimbursement of Outstanding Advance			26,937,323.27
Additional Advances for current period			25,999,733.07
Ending Balance of Residual Advance			42,856,651.07

Beginning Balance of Payment Advance			895,730.13
Reimbursement of Outstanding Payment Advance			342,646.54
Additional Payment Advances for current period			322,001.51
Ending Balance of Payment Advance			875,085.10

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of December 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO